Summary of significant accounting policies (Details 1)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Country			Argentina
Main activity			Trustee company
Ownership interest held by the Group	100.00%	0.00%	0.00%
IRSA's Direct Interest [Member] | Efanur S.A. [Member]
Statement [Line Items]
Country			Uruguay
Main activity			Investment
Ownership interest held by the Group	0.00%	0.00%	100.00%
IRSA's Direct Interest [Member] | Hoteles Argentinos S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Hotel
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Inversora Bolivar S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Hotel
Ownership interest held by the Group	50.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Hotel
Ownership interest held by the Group	76.34%	76.34%	76.34%
IRSA's Direct Interest [Member] | Fideicomiso Shefa VC [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	100.00%	0.00%	0.00%
IRSA's Direct Interest [Member] | Palermo Invest S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Ritelco S.A. [Member]
Statement [Line Items]
Country			Uruguay
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Tyrus S.A. [Member]
Statement [Line Items]
Country			Uruguay
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | U.T. IRSA y Galerias Pacifico [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	0.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | E-Commerce Latina S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Panamerican Mall S.A [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	80.00%	80.00%	80.00%
IRSA CP's Direct Interest [Member] | We Are Appa S A [Member]
Statement [Line Items]
Country			Argentina
Main activity			Design and software development
Ownership interest held by the Group	98.67%	98.67%	93.63%
IRSA CP's Direct Interest [Member] | Arcos del Gourmet S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	90.00%	90.00%	90.00%
IRSA CP's Direct Interest [Member] | Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	53.68%	53.68%	53.68%
IRSA CP's Direct Interest [Member] | Fibesa S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Shopping Neuquen S.A. [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	99.95%	99.95%	99.95%
IRSA CP's Direct Interest [Member] | Torodur S.A. [Member]
Statement [Line Items]
Country			Uruguay
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | EHSA [Member]
Statement [Line Items]
Country			Argentina
Main activity			Investment
Ownership interest held by the Group	70.00%	70.00%	70.00%
IRSA CP's Direct Interest [Member] | Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Country			Argentina
Main activity			Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
Efanur S.A.'s Direct Interest [Member] | Real Estate Investment Group VII LP (REIG VII) [Member]
Statement [Line Items]
Country			Bermuda’s
Main activity			Investment
Ownership interest held by the Group	0.00%	0.00%	100.00%
DFL's Direct Interest [Member] | Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Country			Israel
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | DFL and DN BV [Member]
Statement [Line Items]
Country			Bermuda’s / Netherlands
Main activity			Investment
Ownership interest held by the Group	99.63%	99.59%	99.50%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Development LLC [Member]
Statement [Line Items]
Country			USA
Main activity			Investment
Ownership interest held by the Group	100.00%	0.00%	0.00%
Tyrus S.A.'s Direct Interest [Member] | IRSA International LLC [Member]
Statement [Line Items]
Country			USA
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Jiwin S.A. [Member]
Statement [Line Items]
Country			Uruguay
Main activity			Investment
Ownership interest held by the Group	0.00%	0.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Real Estate Strategies LLC [Member]
Statement [Line Items]
Country			USA
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Liveck S.A. [Member]
Statement [Line Items]
Country			British Virgin Islands
Main activity			Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%